Note 38	6 Months Ended
Jun. 30, 2023
Administration Costs [Abstract]
Disclosure of Administration Costs [Text Block]	Administration costsPersonnel expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	June 2023	June 2022
Wages and salaries		2,358	1,996
Social security costs		410	354
Defined contribution plan expense	24	69	41
Defined benefit plan expense	24	23	20
Other personnel expense		221	170
Total		3,081	2,582
Other administrative expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	June 2023	June 2022
Technology and systems	799	663
Communications	107	98
Advertising	164	122
Property, fixtures and materials	249	216
Taxes other than income tax	228	170
Surveillance and cash courier services	120	104
Other expense	515	418
Total	2,181	1,790